Business combinations and disposals (Tables)	12 Months Ended
Dec. 31, 2020
Food and Specialty Discontinued Operation
Discontinued operations
Schedule of financial results and consideration received on discontinued operations

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Revenue	–	2,003	2,421
Expenses	–	(1,769)	(2,197)
Profit before tax	–	234	224
Income tax charge	–	(19)	(26)
Profit from discontinued operation after tax	–	215	198
Gain on disposal of discontinued operation, net of costs of disposal and tax	22	1,527	–
Profit from discontinued operation	22	1,742	198

Total comprehensive income from discontinued operation	22	1,741	163

Basic and diluted earnings per share from discontinued operation	$ 0.09	$ 7.37	$ 0.84

Year ended December 31,
2019
$'m
Cash consideration	2,573
42% equity investment in Trivium	412
2,985

Non-current assets	1,717
Current assets	805
Total assets	2,522

Non-current liabilities	542
Current liabilities	555
Total liabilities	1,097
Net assets disposed	(1,425)

Cumulative foreign currency translation adjustments	(27)
Gain on disposal of discontinued operation	1,533

	2020	2019
	$'m	$'m
Cash consideration	32	2,573
Cash and cash equivalents disposed	–	(18)
Net proceeds from disposal *	32	2,555